Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Finished goods	$ 78,668	$ 73,789
Raw materials	25,758	19,946
Work in process	19,992	18,823
Total	$ 124,418	$ 112,558